Income Taxes - Schedule of Components of Deferred Tax Asset (Detail)	Dec. 31, 2025 USD ($)
Deferred Tax Assets, Net [Abstract]
Net operating loss carryforwards	$ 1,374
Refundable investor advances	138,265,775
Start-up costs	280,599
Gross deferred tax assets	138,547,748
Valuation allowance	(38,420,865)
Total deferred tax assets	100,126,883
Deferred tax liabilities:
Digital assets	(100,126,883)
Total net deferred tax	$ 0